Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Borrowings, beginning balance	$ 1,232,164
Borrowings, ending balance	979,575	$ 1,232,164
Senior unsecured notes [Member]
Statement [Line Items]
Borrowings, beginning balance	986,574	917,329
Addition to Principal, net of transaction costs		987,671
Transaction costs	(133)
Payments made		(920,000)
Change in fair value of embedded derivative (prepayment option)	450	(1,146)
Write-down of unamortized transaction costs		2,216
Accretion of transaction costs and premiums	1,012	504
Borrowings, ending balance	987,903	986,574
Equipment finance facility [Member]
Statement [Line Items]
Borrowings, beginning balance	50,267	66,521
Transaction costs	(326)	(1,013)
Payments made	(54,364)	(16,490)
Write-down of unamortized transaction costs	3,552
Accretion of transaction costs and premiums	871	1,249
Borrowings, ending balance	0	50,267
Senior secured revolving credit facilities [Member]
Statement [Line Items]
Borrowings, beginning balance	202,075	297,075
Addition to Principal, net of transaction costs	25,000	65,000
Payments made	(227,075)	(160,000)
Borrowings, ending balance	0	202,075
Unamortized transaction costs - revolving credit facilities [Member]
Statement [Line Items]
Transaction costs	(4,867)	(4,979)
Accretion of transaction costs and premiums	$ 3,291	$ 4,272